Defined benefit plans - Expense Recognized in Profit Or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Current service cost	$ 1,367	$ 893	$ 808
Interest cost	44	17	19
Expected return on plan assets	(35)	(12)	(13)
Administration costs	4	4	3
Expense recognized in profit or loss	$ 1,380	$ 902	$ 817